Segment information (Tables)	12 Months Ended
Dec. 31, 2014
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) from continuing operations before taxes
in	2014	2013	2012
Net revenues (CHF million)
Private Banking & Wealth Management	12,637	13,442	13,474
Investment Banking	12,515	12,565	12,558
Corporate Center	663	(790)	(2,781)
Noncontrolling interests without SEI	427	639	360
Net revenues	26,242	25,856	23,611
Income/(loss) from continuing operations before taxes (CHF million)
Private Banking & Wealth Management	2,088	3,240	3,775
Investment Banking	1,830	1,719	2,002
Corporate Center	(686)	(1,455)	(3,889)
Noncontrolling interests without SEI	395	592	302
Income from continuing operations before taxes	3,627	4,096	2,190
Total assets
end of	2014	2013
Total assets (CHF million)
Private Banking & Wealth Management	345,949	316,491
Investment Banking	529,044	519,712
Corporate Center	45,248	32,979
Noncontrolling interests without SEI	1,221	3,624
Total assets	921,462	872,806
Beginning in the first quarter of 2013, segment assets exclude intra-group balances between the segments.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2014	2013	2012
Net revenues (CHF million)
Switzerland	8,247	8,035	8,769
EMEA	4,358	4,744	3,243
Americas	11,097	10,810	9,763
Asia Pacific	2,540	2,267	1,836
Net revenues	26,242	25,856	23,611
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	401	642	1,680
EMEA	(562)	157	(1,581)
Americas	3,739	3,365	2,915
Asia Pacific	49	(68)	(824)
Income from continuing operations before taxes	3,627	4,096	2,190
The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.

Total assets by geographic location
end of	2014	2013
Total assets (CHF million)
Switzerland	211,558	200,044
EMEA	188,420	194,675
Americas	428,253	398,198
Asia Pacific	93,231	79,889
Total assets	921,462	872,806
The designation of total assets by region is based upon customer domicile.

Bank
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) from continuing operations before taxes
in	2014	2013	2012
Net revenues (CHF million)
Private Banking & Wealth Management	12,637	13,442	13,474
Investment Banking	12,515	12,565	12,558
Adjustments [1,2]	437	(693)	(3,056)
Net revenues	25,589	25,314	22,976
Income/(loss) before taxes (CHF million)
Private Banking & Wealth Management	2,088	3,240	3,775
Investment Banking	1,830	1,719	2,002
Adjustments [1,3]	(957)	(1,305)	(3,998)
Income before taxes	2,961	3,654	1,779
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

2
Includes noncontrolling interest-related revenues of CHF 446 million, CHF 682 million and CHF 365 million in 2014, 2013 and 2012, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such revenues.

3
Includes noncontrolling interest income of CHF 413 million, CHF 635 million and CHF 307 million in 2014, 2013 and 2012, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such income.

Total assets
end of	2014	2013
Total assets (CHF million)
Private Banking & Wealth Management	345,949	316,491
Investment Banking	529,044	519,712
Adjustments [1]	29,856	18,226
Total assets	904,849	854,429
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2014	2013	2012
Net revenues (CHF million)
Switzerland	7,585	7,479	7,968
EMEA	4,301	4,797	3,444
Americas	11,173	10,831	9,740
Asia Pacific	2,530	2,207	1,824
Net revenues	25,589	25,314	22,976
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	(179)	300	1,170
EMEA	(621)	195	(1,374)
Americas	3,723	3,301	2,820
Asia Pacific	38	(142)	(837)
Income from continuing operations before taxes	2,961	3,654	1,779
The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.

Total assets by geographic location
end of	2014	2013
Total assets (CHF million)
Switzerland	195,512	181,584
EMEA	187,921	194,825
Americas	428,195	398,144
Asia Pacific	93,221	79,876
Total assets	904,849	854,429
The designation of total assets by region is based upon customer domicile.